Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Property and equipment, gross	$ 8,427,656	$ 10,283,275
Less: accumulated depreciation	(7,698,508)	(8,820,480)
Property and equipment, net	729,148	1,462,795
Buildings and improvements [Member]
Property and equipment
Property and equipment, gross	1,037,185	1,065,953
Computer and office equipment [Member]
Property and equipment
Property and equipment, gross	369,501	1,250,616
Revenue equipment – trucking [Member]
Property and equipment
Property and equipment, gross	$ 7,020,970	$ 7,966,706